DESCRIPTION OF BUSINESS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	May 12, 2011
Business Acquisition [Line Items]
Common stock held in escrow	7,100,000
Cash			$ 61,995
Warrants issued in acquisition	4,859,894
Exercise price	$ 4.8
Common stock, shares issued	21,705,969	19,513,132
DSS Common Stock [Member]
Business Acquisition [Line Items]
Shares issued in consideration of acquisition	19,990,559
Common stock held in escrow	7,100,000
Cash	7,500,000
Exercise price	$ 0.02
Common stock, shares issued	4,859,894
Options outstanding	2,000,000
Lexington Common Stock [Member]
Business Acquisition [Line Items]
Common stock, shares issued	3,600,000
Maximum [Member] | DSS Common Stock [Member]
Business Acquisition [Line Items]
Common stock held in escrow	500,000
Cash	$ 9,000,000